Leases - Future Minimum Lease Payments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Leases
2026	¥ 19,327
2027	1,779
Total undiscounted cash flows	21,106
Less: imputed interest	(358)
Total	¥ 20,748